Shareholders' Equity	6 Months Ended
Jun. 30, 2025
Shareholders' Equity
Shareholders' Equity

Note 20 - Shareholders’ Equity

(a)	Share Capital

The Company’s authorized capital stock includes an unlimited number of common shares (192,701,088 common shares issued and outstanding as at June 30, 2025) having no par value and preferred shares issuable in series (issued - nil).

Changes in share capital for the periods ended June 30, 2025 and December 31, 2024 were as follows:

	Number
	of shares	Amount
Balance at January 1, 2024	192,175,042	$5,728.2
Exercise of stock options	71,864	3.6
Vesting of restricted share units	18,340	2.7
Dividend reinvestment plan	287,449	34.6
Balance at December 31, 2024	192,552,695	$5,769.1

Balance at January 1, 2025	192,552,695	$5,769.1
Exercise of stock options	59,249	5.5
Vesting of restricted share units	32,073	5.5
Dividend reinvestment plan	57,071	9.1
Balance at June 30, 2025	192,701,088	$5,789.2

(b)	Dividends

For the three months ended June 30, 2025, the Company declared dividends of $0.38 per common share (Q2 2024 – $0.36). For the six months ended June 30, 2025, the Company declared dividends of $0.76 per common share (H1 2024 – $0.72). Dividends paid in cash and through the Company’s Dividend Reinvestment Plan (“DRIP”) were as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Cash dividends	$67.0	$60.3	$137.2	$119.2
DRIP dividends	5.9	9.3	9.1	19.8
	$72.9	$69.6	$146.3	$139.0